Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Domestic and International Components of Income (Loss) Before Income Taxes
The domestic and international components of income (loss) before income taxes are presented for the years ended December 31, 2024, 2023, and 2022 (in thousands):

	For the year ended
	2024	2023	2022
Domestic	$(3,917)	$6,993	$20,546
Foreign	(486)	2,058	568

Income (loss) before income taxes	$(4,403)	$9,051	$21,114

Summary of the Company's Income Tax Expense (Benefit)
The following is a summary of our income tax expense (benefit) for the years ended December 31, 2024, 2023, and 2022 (in thousands):

	For the year ended December 31, 2024
	Federal	State	Canadian	Total
Current	$18	$41	$580	$639
Deferred	258	4	583	845

Total	$276	$45	$1,163	$1,484

	For the year ended December 31, 2023
	Federal	State	Canadian	Total
Current	$191	$33	$480	$704
Deferred	(10)	(2)	(3,288)	(3,300)

Total	$181	$31	$(2,808)	$(2,596)

	For the year ended December 31, 2022
	Federal	State	Canadian	Total
Current	$171	$27	$321	$519
Deferred	(499)	(76)	(499)	(1,074)

Total	$(328)	$(49)	$(178)	$(555)

Schedule of Income Tax Expense (Benefit) Reconciled to the Hypothetical Amounts Computed at the U.S. Federal Statutory Income Tax Rate
Income tax expense (benefit) is reconciled to the hypothetical amounts computed at the U.S. federal statutory income tax rate for the years ended December 31, 2024, 2023, and 2022 (in thousands):

	Year Ended December 31, 2024	Rate
Expected tax (benefit) at statutory rate	$(925)	21.0%
Non-taxable REIT (income) loss	1,134	-25.7%
State and local income tax expense - net of federal benefit	36	-0.8%
Foreign income taxed at different rates	(12)	0.3%
Change in valuation allowance	1,223	-27.8%
Other	28	-0.7%

Total income tax expense (benefit)	$1,484	-33.7%

	Year Ended December 31, 2023	Rate
Expected tax at statutory rate	$1,901	21.0%
Non-taxable REIT (income) loss	(1,243)	-13.7%
State and local income tax expense—net of federal benefit	25	0.3%
Foreign income taxed at different rates	131	1.5%
Change in valuation allowance	(3,410)	-37.7%

Total income tax expense (benefit)	$(2,596)	-28.7%

	Year Ended December 31, 2022	Rate
Expected tax at statutory rate	$4,434	21.0%
Non-taxable REIT (income) loss	(4,611)	-21.8%
State and local income tax expense—net of federal benefit	(39)	-0.2%
Foreign income taxed at different rates	48	0.2%
Change in valuation allowance	(417)	-2.0%
Other	30	0.1%

Total income tax expense (benefit)	$(555)	-2.6%

Schedule of Deferred Tax Assets and Liabilities
The major sources of temporary differences that give rise to the deferred tax effects are shown below (in thousands):

	December 31, 2024	December 31, 2023
Deferred tax liabilities:
Intangible contract assets	$(6)	$(18)
Canadian real estate	(9,163)	(9,887)

Total deferred tax liability	(9,169)	(9,905)

Deferred tax assets:
Other	1,687	1,267
Canadian real estate and non-capital losses	7,729	7,561

Total deferred tax assets	9,416	8,828

Valuation allowance	(1,891)	(667)

Net deferred tax liabilities	$(1,644)	$(1,744)